Organization and principal activities	12 Months Ended
Dec. 31, 2018
Organization and principal activities
Organization and principal activities

1. Organization and principal activities

Vipshop Holdings Limited (the “Company”) was incorporated in the Cayman Islands on August 27, 2010. The Company, through its subsidiaries, its consolidated variable interest entities (“VIEs”) and VIEs' subsidiaries (collectively, the “Group”), operate online platforms that offer high-quality branded products to consumers in the People’s Republic of China (the “PRC”) through flash sales on its vipshop.com, vip.com and lefeng.com online platforms. Flash sale represents an online retail format combining the advantages of e-commerce and discount sales through selling a finite quantity of discounted products or services online for a limited period of time.

As of December 31, 2018, the Company’s significant subsidiaries and consolidated VIEs consist of the following:

	Date of	Place of
	incorporation/	incorporation/	Percentage of
Name of subsidiaries	establishment	establishment	shareholdings	Principal activities
Vipshop International Holdings Limited (“Vipshop HK”)	October 22, 2010	Hong Kong	100%	Investment holding and online retail
Vipshop (China) Co., Ltd. (the “WFOE”)	January 20, 2011	China	100%	Warehousing, logistics, procurement, research and development, consulting
Vipshop (Kunshan) E-Commerce Co., Ltd. (“Vipshop Kunshan”)	August 2, 2011	China	100%	Warehousing and logistics
Vipshop (Jianyang) E-Commerce Co., Ltd. (“Vipshop Jianyang”)	February 22, 2012	China	100%	Warehousing and logistics
Vipshop (Tianjin) E-Commerce Co., Ltd. (“Vipshop Tianjin”)	July 31, 2012	China	100%	Warehousing and logistics
Guangzhou Pinwei Software Co., Ltd. (“Pinwei Software”)	December 6, 2012	China	100%	Software development and information technology support
Vipshop (Zhuhai) E-Commerce Co., Ltd. ("Vipshop Zhuhai")	July 16, 2013	China	100%	Supplier chain service
Vipshop (Hubei) E-Commerce Co., Ltd. ("Vipshop Hubei")	July 4, 2013	China	100%	Warehousing and logistics
Shanghai Pinzhong Commercial Factoring Co., Ltd. ("Pinzhong Factoring")	August 1, 2013	China	100%	Business financing
Chongqing Vipshop E-Commerce Co., Ltd. ("Vipshop Chongqing")	October 22, 2013	China	100%	Warehousing and logistics
Vipshop (Zhaoqing) E-Commerce Co., Ltd. ("Vipshop Zhaoqing")	November 22, 2013	China	100%	Warehousing and logistics

	Date of	Place of	Economic
Name of consolidated VIEs	incorporation	incorporation	interest held	Principal activities
Guangzhou Vipshop E-Commerce Co., Ltd. ("Vipshop E-Commerce")	June 22, 2017	China	VIE	Online retail